Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 88.7%
New York — 88.7%
$ 1,000,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... $ 1,001,749
2,500,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 2,683,150
1,250,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/25 ........... 1,263,936
3,000,000 City of New York Current Refunding
GO, Sub-Series F-1,
5.00%, 08/01/30 ........... 3,320,089
6,345,000 City of New York Public
Improvements GO, Series A-1,
4.00%, 08/01/41 ........... 6,369,647
5,000,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 4,994,893
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5.00%, 10/15/29 ........... 3,153,602
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 12/15/30 ........... 2,248,447
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/31 ........... 2,149,472
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/32 ........... 2,462,190
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/33 ........... 2,455,840
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/34 ........... 7,969,495
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/35 ........... 7,933,573
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/36 ........... 7,894,765
Principal
Amount Value
New York (continued)
$ 1,500,000 Empire State Development Corp.  Pre-
refunded Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/29(a) ......... $ 1,572,261
5,000 Empire State Development Corp.
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/25 ........... 5,013
5,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 5,603,808
5,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 5,665,870
4,500,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/36 ........... 5,099,626
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/25 ........... 1,005,733
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/26 ........... 1,029,081
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/29 ........... 1,111,567
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/31 ........... 1,674,804
1,750,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%, 05/01/27 ........... 1,833,991
2,220,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%, 05/01/28 ........... 2,368,530

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,050,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 09/01/32 ........... $ 1,199,786
10,960,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
A,
4.00%, 09/01/38 ........... 11,191,085
1,860,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5.00%, 09/01/28 ........... 2,005,533
6,000,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5.00%, 09/01/29 ........... 6,571,803
2,500,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5.00%, 09/01/33 ........... 2,887,534
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5.00%, 09/01/35 ........... 1,270,574
6,000,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4.00%, 09/01/34 ........... 6,152,754
1,915,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/27 ........... 2,027,038
1,600,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/28 ........... 1,725,190
1,500,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/29 ........... 1,642,951
1,700,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/30 ........... 1,892,835
1,400,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/31 ........... 1,580,829
1,850,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/32 ........... 2,113,909
2,300,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/33 ........... 2,656,531
Principal
Amount Value
New York (continued)
$ 1,500,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5.00%, 09/01/34 ........... $ 1,720,697
2,000,000 Metropolitan Transportation Authority
Dedicated Tax Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/26 ........... 2,078,928
2,500,000 Metropolitan Transportation Authority
Dedicated Tax Fund Refunding
Revenue Bonds, Series A,
5.00%, 11/15/35 ........... 2,801,877
1,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/25 ........... 1,019,813
7,155,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/28 ........... 7,794,392
9,500,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/29 ........... 10,549,846
4,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/31 ........... 4,549,364
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1.46%, 11/15/29 ........... 5,435,753
6,000,000 New York City Housing Development
Corp. Local Multifamily Housing
Revenue Bonds, Series A,
(Housing Finance Agency),
3.63%, 11/01/63(b) ......... 6,031,778
4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
Series K, (Housing Finance
Agency),
0.90%, 11/01/60(b) ......... 3,898,780

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5.00%, 06/15/28 ........... $ 1,038,287
1,100,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5.00%, 06/15/29 ........... 1,163,267
5,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-3,
5.00%, 06/15/47 ........... 5,315,848
2,750,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
CC,
5.00%, 06/15/25 ........... 2,774,250
1,020,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
DD,
5.00%, 06/15/33 ........... 1,177,239
1,005,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Sub-
Series EE,
5.00%, 06/15/31 ........... 1,135,582
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5.00%, 06/15/27 ........... 2,036,010
6,400,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series DD-1,
5.00%, 06/15/30 ........... 7,139,489
5,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series HH,
5.00%, 06/15/28 ........... 5,037,239
5,600,000 New York City Transitional Finance
Authority Advance Refunding
Revenue Bonds, Series 2,
4.68%, 11/01/26 ........... 5,622,085
1,960,000 New York City Transitional Finance
Authority Building Aid ,
Sub-Series S-3, (State Aid
Withholding),
5.00%, 07/15/30 ........... 2,082,140
Principal
Amount Value
New York (continued)
$ 2,300,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/31 ........... $ 2,600,305
2,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/32 ........... 2,286,469
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 1,068,381
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,482,817
5,565,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/31 ........... 6,172,112
13,600,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 14,425,411
7,750,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series B-1,
5.00%, 08/01/25 ........... 7,838,448
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series E-1,
5.00%, 11/01/36 ........... 3,372,268
2,060,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-1,
5.00%, 02/01/38 ........... 2,292,021
2,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... 2,176,783
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C,
5.00%, 05/01/36 ........... 2,265,542

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,500,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-S,
5.00%, 05/01/31 ........... $ 1,678,436
5,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5.00%, 02/01/37 ........... 5,655,437
7,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series G-1,
5.00%, 05/01/38 ........... 7,883,548
1,655,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/30 ........... 1,861,920
6,000,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/31 ........... 6,847,994
2,575,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/32 ........... 2,978,316
2,500,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/33 ........... 2,927,422
2,425,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/34 ........... 2,869,077
2,500,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 11/15/35 ........... 2,940,077
1,350,000 New York Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4.00%, 11/15/49 ........... 1,297,097
5,000 New York State Dormitory
Authority  Pre-refunded
Refunding Revenue Bonds, Series
E,
5.00%, 02/15/30(a) ......... 5,003
3,505,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 3,665,560
Principal
Amount Value
New York (continued)
$ 3,610,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5.00%, 07/01/26 ........... $ 3,714,719
5,170,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5.00%, 07/01/27 ........... 5,440,513
2,765,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5.00%, 07/01/28 ........... 2,958,466
2,240,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 2,432,017
1,770,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5.00%, 07/01/36 ........... 1,968,464
2,575,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5.00%, 03/15/28 ........... 2,755,545
2,000,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5.00%, 03/15/37 ........... 2,248,568
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,869,553
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%, 07/01/30 ........... 1,765,064
2,500,000 New York State Dormitory Authority
Public Facilities Revenue Bonds,
Series B,
5.11%, 03/15/25 ........... 2,502,107
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/29(a) ......... 10,144,297
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/35 ........... 3,443,440

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/36 ........... $ 3,422,893
2,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/37 ........... 2,265,918
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/29(a) ......... 6,561,520
1,005,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
B, (American Municipal Bond
Assurance Corp.),
5.50%, 03/15/30 ........... 1,133,572
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%, 02/15/28(a) ......... 2,588,791
5,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 1, Series A,
5.00%, 03/15/26 ........... 5,130,793
2,175,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/32 ........... 2,333,799
1,575,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/31 ........... 1,797,801
6,655,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/32 ........... 7,686,049
1,250,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/33 ........... 1,458,599
11,125,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/36 ........... 12,892,163
Principal
Amount Value
New York (continued)
$ 3,750,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.50%, 07/01/54 ........... $ 4,173,933
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 2,548,747
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 1,807,155
3,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/28 ........... 3,761,843
2,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 2,187,911
3,445,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
5.00%, 06/15/30 ........... 3,775,316
4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/25 ........... 4,034,092
2,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/26 ........... 2,063,555
955,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/26 ........... 990,772
1,750,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/27 ........... 1,844,488
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/34 ........... 1,082,606
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/36 ........... 1,076,100

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/36 ........... $ 1,127,026
6,250,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/41 ........... 6,866,040
4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 06/15/27 ........... 4,215,973
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5.00%, 09/15/48 ........... 3,206,711
5,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series F, (State of
New York Mortgage Agency),
3.85%, 05/01/62(b) ......... 5,001,151
1,500,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.10%, 11/01/61(b) ......... 1,417,788
1,150,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5.00%, 01/01/38 ........... 1,302,287
5,500,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/31 ........... 6,167,470
5,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 5,495,009
2,085,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/26 ........... 2,096,954
2,500,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 237,
5.00%, 01/15/47 ........... 2,672,430
8,195,000 State of New York Current Refunding
GO, Series B,
2.55%, 02/15/29 ........... 7,587,515
Principal
Amount Value
New York (continued)
$ 1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/33 ........... $ 1,032,487
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/34 ........... 1,972,264
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/35 ........... 1,025,752
2,750,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 11/15/28 ........... 2,975,066
1,500,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 11/15/34 ........... 1,719,443
2,000,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
4.00%, 11/15/35 ........... 2,118,234
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,155,191
4,740,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B-2,
5.00%, 05/15/31 ........... 5,319,343
1,275,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Bonds, Series
A,
5.00%, 05/15/34 ........... 1,456,102
1,000,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Bonds, Series
A,
5.00%, 05/15/38 ........... 1,120,010
1,275,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
1,
5.00%, 06/15/29 ........... 1,335,666
2,975,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 2,997,486

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviation is used in the report:
Principal
Amount Value
New York (continued)
$ 5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... $ 5,145,965
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 5,237,907
5,045,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 5,416,049
3,630,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 3,982,002
4,760,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 5,273,893
2,250,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/33 ........... 2,526,757
1,700,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/34 ........... 1,932,267
Total Municipal Bonds
(Cost $525,397,100)
521,541,999
CORPORATE BONDS — 1.5%
United States — 1.5%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,585,599
4,500,000 Cornell University,
4.84%, 06/15/34 ........... 4,441,231
Total Corporate Bonds
(Cost $9,500,000)
9,026,830
U.S. GOVERNMENT SECURITIES — 1.8%
U.S. Treasury Notes — 1.8%
5,000,000 4.25%, 10/15/25 ............... 4,998,867
5,800,000 3.50%, 09/30/26 ............... 5,734,750
Total U.S. Government Securities
(Cost $10,741,115)
10,733,617
Shares Value
INVESTMENT COMPANY — 7.0%
41,031,607 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.25%(c) $ 41,031,607
Total Investment Company
(Cost $41,031,607)
41,031,607
TOTAL INVESTMENTS — 99.0%
(Cost $586,669,822)
$ 582,334,053
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
5,823,733
NET ASSETS — 100.0%
$ 588,157,786
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of January
31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) The rate shown represents the current yield as of January 31, 2025.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 88.7%
Other
*
...................................... 11.3
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.